Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Earnings Per Share

	12.31.18	12.31.17
Net Income for the Year Attributable to owners of the Parent	(3,465,822)	6,793,588
Weighted Average Common Shares	1,426,765	1,332,617

Income per Share	(2.43)	5.10